Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Notional amount of outstanding derivatives
Type of derivative
Total notional

amounts at December

31,
($ in millions) 2023 2022 2021
Foreign exchange contracts

12,335 13,509 11,276
Embedded foreign exchange

derivatives

1,137 933 815
Cross-currency interest

rate swaps
886 855 906
Interest rate contracts

1,606 2,830 3,541
Total notional

amounts at December

31,
Type of derivative Unit 2023 2022 2021
Copper swaps

metric tonnes 35,015 29,281 36,017
Silver swaps

ounces 2,359,363 2,012,213 2,842,533
Steel swaps metric tonnes 10,206 — 145
Aluminum swaps

metric tonnes 5,900 6,825 7,125

Gain (loss) on fair value hedges
($ in millions) 2023 2022 2021
Gains (losses) recognized

in Interest and other

finance expense:
Interest rate contracts
Designated as fair value

hedges
44 (91) (55)
Hedged item (45) 93 56
Cross-currency
Designated as fair value

hedges
30 (134) (37)
interest rate swaps Hedged item (40) 135 34

Gain (loss) on derivatives not designated in hedge relationships
($ in millions)
Gains (losses) recognized

in income
Type of derivative

not designated as a hedge
Location 2023 2022 2021
Foreign exchange contracts

Total revenues 145 (56) 3
Total

cost of sales
(71) 21 (53)
SG&A expenses (1) 27 27 11
Non-order related research

and

development (7) — (2)
Interest and other finance
expense (240) (128) (173)
Embedded foreign exchange

contracts

Total revenues 18 (3) (7)
Total

cost of sales
1 (11) (2)
Commodity contracts

Total

cost of sales
(3) (47) 78
Other Interest and other finance
expense 1 4 —
Total (129) (193) (145)
(1)

SG&A expenses represent “Selling, general and administrative expenses”.

Fair value of derivatives
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2023 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 5 2
Interest rate contracts

— — 18 —
Cross-currency interest

rate swaps
— — — 230
Other 10 — — —
Total 10 — 23 232
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

123 30 177 9
Commodity contracts

8 — 3 —
Interest rate contracts

1 — 1 —
Other equity contracts 4 — — —
Embedded foreign exchange

derivatives

23 5 26 5
Total 159 35 207 14
Total fair value 169 35 230 246
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2022 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 4 4
Interest rate contracts

— — 5 57
Cross-currency interest

rate swaps
— — — 288
Other 15 — — —
Total 15 — 9 349
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

140 21 80 5
Commodity contracts

13 — 12 —
Interest rate contracts 5 — 3 —
Embedded foreign exchange

derivatives

11 6 17 13
Total 169 27 112 18
Total fair value 184 27 121 367

Offsetting arrangements
December 31, 2023 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 176 (111) — — 65
Total 176 (111) — — 65
December 31, 2023 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 445 (111) — — 334
Total 445 (111) — — 334
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 194 (96) — — 98
Total 194 (96) — — 98
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 458 (96) — — 362
Total 458 (96) — — 362